Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Capital Surplus Other	Accumulated Deficits	Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2017	$ 35,513,436	$ 41,514,016	$ 84,282,681	$ 78,384,290	$ 5,898,391		$ (90,283,261)
Beginning balance, shares at Dec. 31, 2017		130,128,940
Issuance of new share capital	42,180,000	$ 10,073,977	32,106,023	32,106,023
Issuance of new share capital, shares		30,000,000
Transaction costs attributable to the issuance of ordinary shares	(5,388,866)		(5,388,866)	(5,388,866)
Issuance of ordinary shares under employee share option plan	48,000	$ 39,226	8,774	41,915	(33,141)
Issuance of ordinary shares under employee share option plan, share		120,000
Recognition of employee share options by the Company (Note 21)	451,060		451,060		451,060
Net loss	(42,185,597)						(42,185,597)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(42,185,597)						(42,185,597)
Ending balance at Dec. 31, 2018	30,618,033	$ 51,627,219	111,459,672	105,143,362	6,316,310		(132,468,858)
Ending balance, shares at Dec. 31, 2018		160,248,940
Issuance of new share capital	14,733,015	$ 9,660,993	5,072,022	5,072,022
Issuance of new share capital, shares		29,466,030
Transaction costs attributable to the issuance of ordinary shares	(1,444,791)		(1,444,791)	(1,444,791)
Issuance of ordinary shares under employee share option plan	24,000	$ 78,632	(54,632)	29,598	(84,230)
Issuance of ordinary shares under employee share option plan, share		240,000
Recognition of employee share options by the Company (Note 21)	42,511		42,511		42,511
Changes in percentage of ownership interests in subsidiary (Note 22)			1,376,349			$ 1,376,349			$ (1,376,349)
Equity component of long-term debt borrowed by the Company	44,579		44,579			44,579
Net loss	(47,065,537)						(47,015,967)		(49,570)
Other comprehensive income (loss) net of income tax	(55,084)							$ (55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(47,120,621)						(47,015,967)	(55,084)	(49,570)
Net increase in non-controlling interests	2,500,000								2,500,000
Ending balance at Dec. 31, 2019	(603,274)	$ 61,366,844	116,495,710	108,800,191	6,274,591	1,420,928	(179,484,825)	(55,084)	1,074,081
Ending balance, shares at Dec. 31, 2019		189,954,970
Issuance of new share capital	7,643,240	$ 459,393	7,183,847	7,183,847
Issuance of new share capital, shares		19,720,500
Transaction costs attributable to the issuance of ordinary shares	(229,297)		(229,297)	(229,297)
Recognition of employee share options by the Company (Note 21)	132,200		132,200		132,200
Net loss	(16,971,289)						(16,197,889)		(773,400)
Other comprehensive income (loss) net of income tax	(123,864)							(123,864)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(17,095,153)						(16,197,889)	(123,864)	(773,400)
Ending balance at Dec. 31, 2020	$ (10,152,284)	$ 61,826,237	$ 123,582,460	$ 115,754,741	$ 6,406,791	$ 1,420,928	$ (195,682,714)	$ (178,948)	$ 300,681
Ending balance, shares at Dec. 31, 2020		209,675,470